UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09637

Name of Fund: BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Advantage Large Cap Core Fund (formerly, BlackRock Large Cap Core Fund)

BlackRock Large Cap Focus Growth Fund (formerly, BlackRock Large Cap Growth Fund)

BlackRock Advantage Large Cap Value Fund (formerly, BlackRock Large Cap Value Fund)

BlackRock Advantage Large Cap Value Retirement Fund (formerly, BlackRock Large Cap Value Retirement Portfolio)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end:

BlackRock Large Cap Focus Growth Fund	6/30
BlackRock Event Driven Equity Fund	9/30
BlackRock Advantage Large Cap Core Fund	9/30
BlackRock Advantage Large Cap Value Fund	9/30
BlackRock Advantage Large Cap Value Retirement Fund	9/30

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record – Each series of the registrant (excluding BlackRock Event Driven Equity Fund) is a feeder fund in a master/feeder structure and as such holds interests in the corresponding series of Master Large Cap Series LLC (the “Master LLC”). Voting records of the Master LLC can be found by accessing the Form N-PX filed by the Master LLC (Investment Company Act file no. 811-09739, CIK no. 0001095789) on August 25, 2017. The proxy voting record (if any) for BlackRock Event Driven Equity Fund is attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09637
Reporting Period: 07/01/2016 - 06/30/2017
BlackRock Large Cap Series Funds, Inc.

=================== BlackRock Advantage Large Cap Core Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== BlackRock Advantage Large Cap Value Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= BlackRock Advantage Large Cap Value Retirement Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock Event Driven Equity Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== BlackRock Large Cap Focus Growth Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Large Cap Series Funds, Inc.

Date:	August 25, 2017